Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 04, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Jan. 31, 2021 day $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount													$ 1,024
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 0			$ 11,838
Proceeds from convertible promissory notes		$ 31,470				29,374	$ 0	$ 31,470	$ 4,624
Repayment of Convertible Debt include accrued interest		15,000
LFLY Merida [Member]
Debt Instrument [Line Items]
Proceeds from convertible promissory notes		15,000
2021 Notes
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities						33,024
LFLY Convertible Notes 2021 [Member] | IPO [Member]
Debt Instrument [Line Items]
Debt Instrument Convertible Conversion Price Percent			80.00%
LFLY Convertible Notes 2021 [Member] | Qualified Direct Listing [Member]
Debt Instrument [Line Items]
Debt Instrument Convertible Conversion Price Percent			80.00%
LFLY Convertible Notes 2021 [Member] | Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Percent of implied price per share			80.00%
LFLY Convertible Notes 2021 [Member] | Qualified SPAC Transaction [Member]
Debt Instrument [Line Items]
Percent of implied price per share			80.00%
Convertible Senior Notes | 2022 Notes
Debt Instrument [Line Items]
Aggregate principal amount										$ 30,000
Debt issuance costs										714
Debt discount										$ 924
Interest rate										8.00%
Conversion share price (in usd per share) | $ / shares					$ 12.5
Stock price trigger (in usd per share) | $ / shares					$ 18
Threshold trading days | day					20
Threshold consecutive trading days | day					30
Redemption price percentage					100.00%
Repurchase price percentage					100.00%
Net carrying amount						28,461
Unamortized issuance costs						1,539
Convertible Senior Notes | 2022 Notes | Level 3
Debt Instrument [Line Items]
Fair value						$ 31,900
Convertible Senior Notes | 2021 Notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 23,970								$ 7,500
Interest rate			8.00%								8.00%
Conversion share price (in usd per share) | $ / shares	$ 2.63
Conversion of stock (in shares) | shares	4,128,000
Percent of implied price per share	80.00%
Conversion ratio	0.3283
Conversion of stock (in shares) | shares	12,600,000
Convertible Senior Notes | LFLY Convertible Notes 2021 [Member]
Debt Instrument [Line Items]
Net carrying amount		31,377						31,377
Unamortized issuance costs		93						93
Stock Issued During Period, Value, Conversion of Convertible Securities			$ 25,000
Debt Instrument Convertible Conversion Price Percent			80.00%
Convertible Senior Notes | LFLY Convertible Notes 2021 [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Fair value		33,490						33,490
Convertible Senior Notes | Convertible Notes 2019 [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 4,650						$ 4,650				$ 6,520
Interest rate		8.00%						8.00%
Conversion of stock (in shares) | shares		30,000
Debt Instrument Convertible Conversion Price Percent		75.00%						75.00%
Diluted securities outstanding value		$ 300,000						$ 300,000
Convertible Senior Notes | Convertible Notes 2019 [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 11,170
Conversion share price (in usd per share) | $ / shares				$ 0.78
Conversion of stock (in shares) | shares				15,214
Debt Instrument, Increase, Accrued Interest				$ 693